Off-balance sheet arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Off-balance sheet arrangements
Schedule of outstanding obligation for future lease and purchase commitments

We entered into lease agreements for offices, laboratories and cars. As a consequence of the adoption of IFRS 16 Leases, on January 1, 2019, lease obligations in the scope of the new standard are presented as lease liabilities in the statements of financial position and no longer disclosed separately as off-balance sheet commitments. We refer to note 22 for a breakdown of our lease liabilities.

On December 31, 2020, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)

Purchase commitments	€347,873	€271,922	€73,009	€2,870	€72

On December 31, 2019, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Purchase commitments	€251,670	€175,006	€70,675	€5,989	€—

Schedule of future cash outflows for leases that had not yet commenced

On December 31, 2019 we were committed to two leases which have not yet started. The total future cash outflows for leases that had not yet commenced were as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)

Lease commitments not yet commenced	€8,986	€5,793	€1,502	€1,502	€188

Schedule of future minimum rent payments and purchase commitments

On December 31, 2018, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)
Operating lease obligations	€27,704	€4,722	€10,024	€6,234	€6,724
Purchase commitments (*)	222,033	121,139	81,879	19,014	—
Total contractual obligations & commitments	€249,737	€125,862	€91,903	€25,248	€6,724

In addition to the tables above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. The contractual cost sharing commitment amounted to €614.1 million at December 31, 2019, (€74.0 million at December 31, 2018).

On December 31, 2020, after the recent renegotiation of the filgotinib collaboration, our estimate of this cost sharing commitment amounts to €493.4 million, for which we have direct purchase commitments of €18.1 million at December 31, 2020 (€27.5 million at December 31, 2019, €20.3 million at December 31, 2018) reflected in the tables above.